Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 13 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2022	December 31, 2021
Other payables and accrued liabilities
Rental deposits	$369,026	$220,416
Salary payables	230,283	157,970
Others	143,273	44,053
Receipt in advance	3,146,220	153,399
Payable under acquisition	22,835,923	16,710,032
Advance for operational purpose	916,332	286,820
Lending with no interests	1,413,617	1,220,176
Deposits for purchase of vehicles	-	476,258
Total other payables and accrued liabilities	$29,054,674	$19,269,124

Others primarily involve the rental expenses incurred.